Loss Per Share Attributable to Comverse Technology, Inc.'s Shareholders (Schedule Of Calculation Of Earnings (Loss) Per Share) (Details) (USD $)
In Thousands, except Share data, unless otherwise specified
	3 Months Ended								12 Months Ended
	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2010	Jul. 31, 2010	Apr. 30, 2010	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Earnings Per Share [Abstract]
Net (loss) income from continuing operations attributable to Comverse Technology, Inc. - basic									$ (55,242)	$ (45,382)	$ 3,004
Adjustment for subsidiary stock options									(229)	(254)	(176)
Net (loss) income from continuing operations attributable to Comverse Technology, Inc. - diluted									(55,471)	(45,636)	2,828
Net loss from discontinued operations, attributable to Comverse Technology, Inc.-basic and diluted.	$ 3,786	$ 46,773	$ (24,280)	$ (29,763)	$ 24,561	$ (46,639)	$ (14,579)	$ (51,067)	$ (3,484)	$ (87,724)	$ (270,408)
Basic weighted average common shares outstanding									208,301,686	205,162,720	204,513,420
Convertible debt obligations									0	0	117,000
Stock options									0	0	256,000
Restricted awards									0	0	355,000
Diluted weighted average common shares outstanding									208,301,686	205,162,720	205,241,178
(Loss) earnings per share from continuing operations attributable to Comverse Technology, Inc., Basic	$ 0.00	$ (0.05)	$ (0.07)		$ (0.05)	$ 0.02	$ (0.05)	$ (0.15)	$ (0.27)	$ (0.22)	$ 0.01
Loss per share from discontinued operations attributable to Comverse Technology, Inc., Basic	$ 0.02	$ 0.22	$ (0.12)		$ 0.12	$ (0.22)	$ (0.07)	$ (0.25)	$ (0.01)	$ (0.43)	$ (1.32)
Basic loss per share	$ 0.02	$ 0.17	$ (0.19)	$ (0.29)	$ 0.07	$ (0.20)	$ (0.12)	$ (0.40)	$ (0.28)	$ (0.65)	$ (1.31)
(Loss) earnings per share from continuing operations attributable to Comverse Technology, Inc., Diluted	$ 0.00	$ (0.05)	$ (0.07)		$ (0.05)	$ 0.01	$ (0.05)	$ (0.15)	$ (0.27)	$ (0.22)	$ 0.01
Loss per share from discontinued operations attributable to Comverse Technology, Inc., Diluted	$ 0.02	$ 0.22	$ (0.12)	$ (0.15)	$ 0.12	$ (0.22)	$ (0.07)	$ (0.25)	$ (0.01)	$ (0.43)	$ (1.32)
Diluted loss per share	$ 0.02	$ 0.17	$ (0.19)	$ (0.29)	$ 0.07	$ (0.21)	$ (0.12)	$ (0.40)	$ (0.28)	$ (0.65)	$ (1.31)
Contingently issuable shares excluded from computation of diluted earnings per share									800,000	900,000